Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension adjustments, net of related income taxes	$ 7,918	$ 7,276